Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					1 Months Ended	9 Months Ended
	Dec. 07, 2021	Oct. 31, 2021	Mar. 10, 2021	Mar. 09, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units				34,500,000	34,500,000
Initial Public Offering, price per unit				$ 10.00
Initial Public Offering, gross proceeds				$ 345,000,000.0		$ 345,000,000
Initial Public Offering, offering costs				19,600,000
Initial Public Offering, deferred underwriting commissions				$ 12,100,000
Initial Public Offering, private placement gross proceeds						8,900,000
Cash					$ 0	$ 75,975
Business Combination within in the Combination Period, possible per share value of residual assets remaining available for distribution						$ 10.00
Business Combination required completion period after Initial Public Offering					24 months	24 months
Franchise taxes					$ 400	$ 150,450
Repayment of loans from related parties						1,116,142
Class of warrants or rights warrants issued during the period units					5,333,333
Planet Labs Inc [Member] | Credit Agreement With SVB and Hercules [Member]
Organization Business And Basis Of Presentation [Line Items]
Repayment of oustanding principal,accrued interest and repayment fees of credit agreement		$ 67,100
Subsequent Event [Member] | Planet Labs Inc [Member]
Organization Business And Basis Of Presentation [Line Items]
Common and preferred stock conversion exchange ratio	1.53184
Proceeds from conversion of equity gross	$ 590,200
Proceeds from private investment in public equity gross	252,000.0
Payments of transaction expenses upon closing of the business combination	$ 54,400
Liquidity and Capital Resources [Member]
Organization Business And Basis Of Presentation [Line Items]
Cash						76,000
Net Working Capital						3.7
Interest income held in Trust account						99,000
Common Class A [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, gross proceeds						$ 345,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Common stock, price per public share					$ 10.00	$ 10.00
Common Class A [Member] | Planet Labs Inc [Member]
Organization Business And Basis Of Presentation [Line Items]
Common stock, par value		$ 0.00002						$ 0.00002	$ 0.00002
Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Business Combination, maximum amount of interest to pay dissolution expenses					$ 100,000	$ 100,000
Percentage of aggregate Public Shares restricted from redeem					20.00%	20.00%
Public Shares redeemable amount limit of net tangible assets					$ 5,000,001	$ 5,000,001
Trust Account [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, price per unit				$ 10.00
Initial Public Offering, gross proceeds				$ 345,000,000.0
Underwriters Over Allotment [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units				4,500,000
Private Placement [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units				5,933,333
Initial Public Offering, price per unit				$ 1.50
Initial Public Offering, private placement gross proceeds				$ 8,900,000
IPO [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units				34,500,000	30,000,000
Initial Public Offering, price per unit				$ 10.00	$ 10.00
Initial Public Offering, gross proceeds				$ 345,000,000.0
Initial Public Offering, offering costs				19,600,000
Initial Public Offering, deferred underwriting commissions				$ 12,100,000
Over-Allotment Option [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units				4,500,000	4,500,000
Initial Public Offering, price per unit				$ 11.50	$ 11.50
Class of warrants or rights warrants issued during the period units					5,933,333
Sponsor [Member]
Organization Business And Basis Of Presentation [Line Items]
Contribution from the sponsor						25,000
Proceeds from notes payable to related party current						200,000
Advances received from related parties						791,000	$ 37,000
Repayment of loans from related parties			$ 991,000
Sponsor [Member] | Subsequent Event [Member]
Organization Business And Basis Of Presentation [Line Items]
Advances received from related parties							$ 37,000
Sponsor [Member] | Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceeds from notes payable to related party current					$ 200,000	$ 200,000